Schedule of Investments – April 30, 2026 (unaudited)

Integrity Short Term Government Fund

	Principal	Fair
	Amount	Value
MORTGAGE BACKED SECURITIES (95.1%)

Fannie Mae Pool (15.4%)
(a) FN 47935 4.896% 5/1/2027 (ECOFC 1 Month + 1.254%)	102	$101
FN 252284 6.5% 1/1/2029	9,685	9,794
FN 555326 5.5% 4/1/2033	31,528	31,951
(a) FN 748375 5.745% 8/1/2033 (RFUCCT 1 Year + 0.995%)	160	161
FN DA0007 5.5% 9/1/2053	125,526	126,675
FN DF1907 5% 10/1/2050	862,509	852,218
FN BY3768 6.5% 7/1/2053	97,036	100,995
FN CA6065 3% 6/1/2050	114,591	99,065
FN CB3606 3.5% 5/1/2052	316,382	288,592
FN CB5316 6% 12/1/2052	305,711	313,952
FN FA4147 5% 1/1/2056	596,128	589,883
FN FS3411 6% 1/1/2053	172,640	177,168
FN FS4041 5.5% 3/1/2053	424,047	428,720
FN FS4979 5.5% 5/1/2053	324,559	328,065
FN FS6931 5.5% 1/1/2053	248,092	250,833
FN FS9303 6% 10/1/2054	305,296	312,690
FN FS9447 6% 12/1/2053	358,255	368,090
FN 888073 5.5% 2/1/2035	5,992	6,085
FN MA3067 3.5% 7/1/2047	89,342	80,875
FN MA4891 5.5% 12/1/2042	148,943	152,430
FN MA4935 6% 2/1/2043	107,054	109,257
FN MA5031 7% 4/1/2053	62,809	65,491
FN MA5107 5.5% 8/1/2053	180,064	181,735
FN MA5552 5% 12/1/2054	267,138	263,654
FN MA5530 5% 11/1/2054	749,165	739,413
FN MA5585 5% 1/1/2055	382,900	377,777
		6,255,670
Fannie Mae Real Estate Mortgage Investment Conduit (5.5%)
FNR 2020-95 DA 2% 7/25/2041	209,084	198,880
FNR 2023-14 E 6% 6/25/2048	371,289	375,807
FNR 2024-24 AB 5.5% 8/25/2050	142,354	143,317
FNR 2025-4 D 5.5% 7/25/2052	136,264	137,555
(a) FNR 2025-2 FD 5.64516% 2/25/2055 (SOFR 30 Day Average + 2.000%)	176,776	180,430
FNR 2025-70 GD 5% 7/25/2055	660,000	646,580
(a) FNR 2006-33 CF 4.05964% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	231,719	230,065
(a) FNR 2009-46 FB 4.45964% 6/25/2039 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	278,524	279,584
(a) FNR 2010-35 KF 4.25964% 4/25/2040 ((SOFR 30 Day Average + 0.11448%) + 0.500%)	28,272	28,265
		2,220,483
Fannie Mae Alternative Credit Enhancement Securities (2.5%)
(b)(c) FNA 2019-M23 X2 0.35732% 2/25/2031	25,897,622	151,755
(b)(c) FNA 2019-M32 X2 1.24708% 10/25/2029	3,953,694	107,249
(b)(c) FNA 2020-M10 X6 1.49659% 8/25/2028	3,243,959	80,038
(b)(c) FNA 2020-M17 X1 1.52267% 1/25/2028	13,909,287	180,310
(b)(c) FNA 2020-M27 X 0.89849% 5/25/2050	4,101,324	150,061
(b)(c) FNA 2020-M43 X1 1.967496% 8/25/2034	2,659,157	131,743
(b)(c) FNA 2025-M4 X 0.69231% 8/25/2035	4,990,866	207,086
		1,008,242
Freddie Mac Pool (20.6%)
(e) FR SC0699 5% 6/1/2045	420,773	419,608
FR SD2578 6% 3/1/2053	193,960	200,180
FR SD3475 5.5% 8/1/2053	392,610	398,833
FR SD3518 5.5% 7/1/2053	231,834	234,176
FR SD3553 6% 7/1/2053	284,198	292,327
FR SD6265 5.5% 6/1/2054	336,182	338,213
FR SD6337 6% 9/1/2054	252,991	260,228
FR SD8300 5.5% 2/1/2053	296,878	299,733
FR SD8316 5.5% 4/1/2053	119,687	120,797
FR SD8446 5.5% 7/1/2054	120,755	121,544
FR SD8452 5% 8/1/2054	871,819	860,559
FR SD8474 5% 11/1/2054	721,325	711,871
FR SD8491 5% 12/1/2054	310,291	306,244
FR QF7098 5.5% 2/1/2053	410,052	413,657
FR QF6560 5.5% 1/1/2053	325,366	330,463
FR QF8450 6% 3/1/2053	73,986	75,717
FR QU8138 6% 9/1/2053	279,138	283,021
FR RB5375 5.5% 11/1/2045	191,693	193,712
FR RB5221 6% 2/1/2043	234,249	239,303
FR SL2038 5% 11/1/2054	332,955	328,698
FR SL3546 5.5% 12/1/2050	970,789	976,648
FR TA7109 5% 3/1/2051	597,977	591,015
FR TA6761 5% 2/1/2051	398,134	393,498
		8,390,045
Freddie Mac Gold Pool (0.4%)
FG G01584 5% 8/1/2033	15,980	16,126
FG NB0014 3.5% 4/1/2049	140,047	127,825
FG H09207 6.5% 8/1/2038	7,477	7,608
		151,559
Freddie Mac Multifamily Structured Pass Through Certificates (2.9%)
(b) FHMS Q004 A2H 5.775473% 1/25/2046	51,642	51,448
(b)(c) FHMS K078 XAM 0.149693% 6/25/2028	33,580,000	54,742
(b) FHMS Q007 APT1 6.104271% 10/25/2047	10,734	10,754
(b)(c) FHMS K736 X1 1.369224% 7/25/2026	3,901,369	3,588
(b)(c) FHMS K738 X1 1.58881% 1/25/2027	1,719,506	11,114
(b)(c) FHMS K115 X1 1.410876% 6/25/2030	1,366,484	62,659
(b)(c) FHMS Q016 XPT1 0.981% 5/25/2026	2,768,091	63
(b)(c) FHMS K507 X1 0.260659% 9/25/2028	31,757,180	101,941
(b)(c) FHMS K514 X1 1.159386% 12/25/2028	3,782,680	85,869
(b)(c) FHMS KS16 X 1.393528% 1/25/2032	6,800,000	330,548
(b)(c) FHMS Q037 X 0.777129% 12/25/2030	19,909,934	484,520
		1,197,246
Freddie Mac Non Gold Pool (1.0%)
(a) FH 841824 5.705% 10/1/2054 (SOFR 30 Day Average + 2.231%)	408,000	414,124
		414,124
Freddie Mac Real Estate Mortgage Investment Conduit (7.4%)
FHR 2344 ZD 6.5% 8/15/2031	3,521	3,644
(a) FHR 3843 F 4.08428% 4/15/2041 ((SOFR 30 Day Average + 0.11448%) + 0.330%)	142,037	141,297
(a) FHR 4238 FD 4.05428% 2/15/2042 ((SOFR 30 Day Average + 0.11448%) + 0.300%)	143,125	142,869
(e) FHR 5016 DA 2% 7/25/2044	300,197	280,659
(a) FHR 5080 BF 3% 12/25/2049 (SOFR 30 Day Average + 0.250%)	493,373	422,330
FHR 5420 KB 6% 4/25/2050	500,000	508,052
FHR 5423 A 5% 11/25/2050	42,363	42,303
FHR 5474 CB 5% 8/25/2051	809,208	808,112
FHR 5500 GN 5.5% 5/25/2051	204,488	205,493
(a) FHR 2801 FG 4.20428% 7/15/2032 ((SOFR 30 Day Average + 0.11448%) + 0.450%)	235,694	235,124
(a) FHR 3117 TA 4.75428% 2/15/2036 ((SOFR 30 Day Average + 0.11448%) + 1.000%)	232,835	224,734
		3,014,617
Freddie Mac Small Balance Loan Mortgage Trust (0.2%)
(a) FRESB 2016-SB13 A5H 4.46669% 1/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	59,640	59,379
(a) FRESB 2016-SB16 A5H 4.46669% 5/25/2036 ((SOFR 30 Day Average + 0.11448%) + 0.700%)	31,937	31,733
		91,112

Ginnie Mae II Pool (10.6%)
G2 MA8681 6.5% 1/20/2053	218,835	226,354
G2 MA9174 7% 9/20/2053	33,327	34,615
G2 MA9478 7% 2/20/2054	58,309	59,492
G2 DL7650 7% 9/20/2055	248,593	256,464
G2 DL9744 7% 9/20/2055	297,585	302,017
(a) G2 MB0885 5.5% 1/20/2056 (H15T 1 Year + 1.500%)	754,254	763,876
G2 MB0194 6.5% 2/20/2055	368,078	380,728
G2 MB0195 7% 2/20/2055	204,478	207,819
G2 MB0249 7% 2/20/2055	386,988	393,370
G2 MB0298 7% 4/20/2055	297,212	302,826
(a) G2 MB0435 5.5% 6/20/2055 (H15T 1 Year + 1.500%)	278,301	280,689
G2 MB0474 6.5% 7/20/2055	219,381	226,126
(e) G2 MB0475 7% 7/20/2055	397,249	405,545
(e) G2 MB0986 6% 3/20/2056	451,340	454,946
		4,294,867
Government National Mortgage Association (28.5%)
(a) GNR 2015-H27 FA 4.52863% 9/20/2065 ((TSFR 1 Month Average + 0.11448%) + 0.750%)	52,163	52,299
(b)(c) GNR 2013-15 IO 0.63376% 8/16/2051	977,723	21,314
(b)(c) GNR 2013-33 IO 0.14513% 4/16/2054	4,713,982	7,955
(b)(c) GNR 2014-73 IO 0.34058% 4/16/2056	2,004,353	19,010
(b)(c) GNR 2014-16 IO 0.38446% 6/16/2055	11,182,957	165,077
(b)(c) GNR 2015-130 IO 0.66673% 7/16/2057	1,228,282	39,775
(b)(c) GNR 2017-127 IO 0.54411% 2/16/2059	4,246,349	142,008
(b)(c) GNR 2017-143 IO 0.47784% 1/16/2059	2,344,913	58,909
(b)(c) GNR 2017-76 IO 0.74328% 12/16/2056	1,341,620	59,362
(b)(c) GNR 2017-28 IO 0.64587% 2/16/2057	1,383,348	47,120
(b)(c) GNR 2016-52 IO 0.73373% 3/16/2058	3,405,599	120,365
(b)(c) GNR 2016-158 IO 0.74053% 6/16/2058	1,973,685	66,750
(b)(c) GNR 2016-94 IO 0.73839% 12/16/2057	4,709,071	138,706
(b)(c) GNR 2018-2 IO 0.70198% 12/16/2059	3,259,969	134,387
(b)(c) GNR 2018-74 IO 0.29557% 3/16/2060	4,703,381	77,090
(b)(c) GNR 2019-53 IA 0.74917% 6/16/2061	2,903,667	140,317
(b)(c) GNR 2019-7 IO 0.9057% 1/16/2061	5,221,081	335,240
(b)(c) GNR 2018-108 IA 0.68153% 8/16/2060	854,031	48,382
(b)(c) GNR 2018-119 IO 0.68453% 5/16/2060	630,047	34,168
(b)(c) GNR 2018-140 IO 0.67487% 7/16/2060	3,039,729	164,042
(b)(c) GNR 2020-40 IO 0.87512% 1/16/2062	5,579,635	323,752
(b)(c) GNR 2019-75 IO 0.85188% 12/16/2060	2,745,355	157,360
(b)(c) GNR 2019-156 IO 0.56153% 11/16/2061	2,374,588	94,231
(b)(c) GNR 2020-132 IO 0.85086% 9/16/2062	3,613,274	220,867
(b)(c) GNR 2020-52 IO 0.80476% 10/16/2062	3,215,531	198,486
(b)(c) GNR 2020-87 AI 1.87096% 5/16/2060	737,692	86,395
(b)(c) GNR 2020-121 IO 0.87769% 8/16/2060	3,857,011	237,752
(b)(c) GNR 2021-H11 IY 0.28289% 7/20/2071	2,508,461	75,184
(b)(c) GNR 2020-H19 SI 1.47815% 10/20/2070	425,429	11,226
(b)(c) GNR 2021-H06 YI 1.03073% 4/20/2071	1,633,671	95,204
(a) GNR 2021-H08 VF 4.84014% 4/20/2071 (SOFR 30 Day Average + 1.200%)	197,485	200,451
(b)(c) GNR 2021-63 IO 0.81557% 4/16/2061	3,982,957	232,775
(b)(c) GNR 2021-68 IO 0.87754% 10/16/2062	1,508,315	92,475
(b)(c) GNR 2021-47 IO 0.99237% 3/16/2061	1,031,792	66,862
(b)(c) GNR 2020-157 IO 0.93418% 6/16/2062	3,520,842	233,994
(b)(c) GNR 2020-168 IA 0.97454% 12/16/2062	9,050,563	631,098
(b)(c) GNR 2020-177 IO 0.82196% 6/16/2062	1,535,961	86,697
(b)(c) GNR 2021-52 IO 0.72247% 4/16/2063	2,288,494	119,907
(b)(c) GNR 2020-190 IO 1.05119% 11/16/2062	1,696,154	127,238
(b)(c) GNR 2021-51 IO 1.02049% 10/16/2062	1,968,811	137,995
(b)(c) GNR 2021-10 IO 0.98666% 5/16/2063	1,258,259	95,153
(b)(c) GNR 2021-14 IO 1.33275% 6/16/2063	2,528,013	226,883
(b)(c) GNR 2021-71 IO 0.86431% 10/16/2062	4,705,794	301,809
(b)(c) GNR 2021-31 IO 0.94027% 1/16/2061	5,617,792	382,838
(b)(c) GNR 2021-37 IO 0.79726% 1/16/2061	4,418,881	254,840
(b)(c) GNR 2021-36 IO 1.27938% 3/16/2063	1,797,180	144,057
(b)(c) GNR 2021-171 IO 0.99241% 8/16/2061	2,941,489	191,478
(b)(c) GNR 2021-150 IO 1.04345% 11/16/2063	951,601	73,725
(b)(c) GNR 2021-110 IO 0.87598% 11/16/2063	4,360,544	284,814
(b)(c) GNR 2021-124 IO 0.98836% 10/16/2062	2,144,886	139,876
(b)(c) GNR 2021-195 IX 1.2051% 8/16/2063	7,005,691	619,108
(b)(c) GNR 2021-198 IO 0.80927% 11/16/2061	4,212,233	235,201
(b)(c) GNR 2021-208 IO 0.75717% 6/16/2064	3,636,466	189,273
(b)(c) GNR 2023-161 IO 1.12628% 7/16/2065	1,715,015	147,565
(b)(c) GNR 2024-67 EI 0.6579% 10/16/2065	1,895,597	103,938
(b)(c) GNR 2025-31 IO 0.5751% 8/16/2067	8,418,039	521,847
(b)(c) GNR 2024-161 IO 0.73968% 6/16/2064	1,729,735	97,431
(b)(c) GNR 2024-179 XI 0.83127% 12/16/2066	3,258,128	222,520
(b)(c) GNR 2025-53 IO 0.50964% 10/16/2066	5,151,224	260,253
(b)(c) GNR 2025-109 IO 0.60228% 5/16/2067	4,943,755	286,490
(b)(c) GNR 2026-57 IO 0.5146% 3/16/2066	4,495,773	260,081
(b)(c) GNR 2023-H02 IK 0.98% 1/20/2073	991,168	71,292
(b)(c) GNR 2022-H07 IG 1.84525% 2/20/2072	540,865	19,584
(b)(c) GNR 2025-H02 DI 0.85398% 12/20/2074	6,515,999	314,082
(b)(c) GNR 2023-H16 GI 0.64392% 6/20/2073	1,947,120	93,573
(b)(c) GNR 2024-H07 IG 0.83831% 4/20/2074	1,595,301	99,103
GNR 2023-141 LC 6% 1/20/2043	74,701	74,536
(b)(c) GNR 2025-H05 DI 1.17627% 2/20/2075	4,677,736	116,641
(b)(c) GNR 2025-201 IO 0.74233% 3/16/2066	4,232,298	300,556
GNR 2024-126 PG 6% 3/20/2054	185,915	185,769
		11,616,541
Seasoned Credit Risk Transfer Trust Series (0.1%)
SCRT 2020-3 M5TW 3% 5/25/2060	64,708	57,359
		57,359

TOTAL MORTGAGE BACKED SECURITIES (Cost: $38,087,926)		$38,711,865

U.S. GOVERNMENT TREASURY BILLS/NOTES (3.6%)
(d) United States Treasury Bill 3.610% 6/23/2026	200,000	198,934
United States Treasury 2-Year Note 3.375% 11/30/2027	1,300,000	1,289,945
TOTAL U.S. GOVERNMENT BILLS/NOTES (Cost $1,496,181)		$1,488,879

TOTAL INVESTMENTS (Cost $39,584,107) (98.7%)		$40,200,744
OTHER ASSETS LESS LIABILITIES (1.3%)		$516,486
NET ASSETS (100.0%)		$40,717,230

(a) Variable rate security; the rate shown represents the rate at April 30, 2026. Coupon may be fixed for a period of time.
(b) Variable rate security; the rate shown represents the rate at April 30, 2026. The coupon is based on an underlying pool of loans.
(c) Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d) Effective yield as of April 30, 2026. Security does not have a stated interest rate.
(e) Delayed delivery purchase as of April 30, 2026.
SOFR - Secured Overnight Financing Rate
SOFR 30 Day Average rate disclosed as of April 30, 2026, based on the last reset date of the security.
TSFR - Term Secured Overnight Financing Rate
TSFR 1 Month Average rate disclosed as of April 30, 2026, based on the last reset date of the security.
ECOFC - Enterprise 11th District COFI Replacement Index
ECOFC 1 Month rate disclosed as of April 30, 2026, based on the last reset date of the security.
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks
RFUCCT 1 Year rate disclosed as of April 30, 2026, based on the last reset date of the security.
H15T - US Treasury Yield Curve Rate T Note Constant Maturity 1 year
H15T 1 Year rate disclosed as of April 30, 2026, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2026, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Short Term Government Fund
Investments at cost	$39,584,107
Unrealized appreciation	$1,227,766
Unrealized depreciation	(611,129)
Net unrealized appreciation/(depreciation)*	$616,637

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2026:

Integrity Short Term Government Fund
	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$-	$38,711,865	$-	$38,711,865
U.S. Government Treasury Bills/Notes	-	1,488,879	-	1,488,879
Total	$-	$40,200,744	$-	$40,200,744